Equity accounted investments - Rand (Details) - ZAR (R) R in Millions		12 Months Ended
	Dec. 18, 2014	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
EQUITY-ACCOUNTED INVESTMENTS
Balance at the beginning of the period		R 4,038.8	R 3,733.9
Reversal of impairment loss		2.3
Balance at the end of the period		5,621.0	4,038.8	R 3,733.9
Revenue from contracts with customers		126,173.1	72,124.2	50,036.2
Comprehensive income		28,615.8	(33.1)	(756.6)
Non-current assets		81,860.5	74,908.1	69,727.7
Current assets		52,242.6	26,163.7	15,195.3
Non-current liabilities		45,900.0	55,606.7	45,566.0
Current liabilities		R 17,487.1	R 14,326.8	14,632.6
Rand Refinery
EQUITY-ACCOUNTED INVESTMENTS
Interest in associates (as a percent)		44.40%	44.40%
Amount of draw down from loan	R 1,029.0
Loan	1,200.0
Balance at the beginning of the period		R 396.9	R 239.3	198.4
Share of results of equity-accounted associate investee after tax		400.1	344.5	143.7
Preference shares redeemed		(114.3)	(186.9)	(102.8)
Reversal of impairment loss		119.6
Balance at the end of the period		691.1	396.9	239.3
Assets (liabilities)		1,015.7	836.9	614.5
Dividend received		(111.2)	(8.2)	(8.2)
Fair value adjustment		R (35.5)	(35.5)	(35.5)
(Impairments)			(119.6)	(119.6)
Redeemable preference shares in excess of interest			14.5	35.9
Proportional share, as a percent		37.40%
Reconciling items		R (63.6)	(104.3)	(145.0)
Rand Refinery | Separate [member]
EQUITY-ACCOUNTED INVESTMENTS
Revenue from contracts with customers		1,131.0	811.0	644.0
Comprehensive income		903.0	777.0	434.0
Non-current assets		724.0	667.0	699.0
Current assets		2,079.0	1,433.0	1,088.0
Non-current liabilities		56.0	111.0	44.0
Current liabilities		462.0	104.0	359.0
Assets (liabilities)		R 2,285.0	R 1,885.0	R 1,384.0
Rand Refinery | Subordinated shareholders loan [member]
EQUITY-ACCOUNTED INVESTMENTS
Loan	R 384.6
Debt term		2 years